11. Stock Options (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense	$ 0	$ 58,279	$ 316,685	$ 264,122